UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Notch Asset Management, LLC
Address: 450 Lexington Avenue
         Suite 3750
         New York, NY  10017

13F File Number:  28-13901

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Dinunzio
Title:     Chief Financial Officer
Phone:     (212) 573-8602

Signature, Place, and Date of Signing:

     /s/ Steven Dinunzio     New York, NY/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $178,081 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAPTEC INC                    COM              00651F108     2009   695000 SH       SOLE                        0   695000        0
ALCON INC                      COM SHS          H01301102     7410    50000 SH  CALL SOLE                        0    50000        0
ALLERGAN INC                   COM              018490102     2330    40000 SH       SOLE                        0    40000        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     1006   137200 SH       SOLE                        0   137200        0
BARNES GROUP INC               NOTE 3.750% 8/0  067806AB5     7596  7460000 PRN      SOLE                        0  7460000        0
BP PLC                         SPONSORED ADR    055622104     7220   250000 SH  CALL SOLE                        0   250000        0
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     6990  8000000 PRN      SOLE                        0  8000000        0
HALLIBURTON CO                 COM              406216101     2455   100000 SH  CALL SOLE                        0   100000        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     5096  6000000 PRN      SOLE                        0  6000000        0
HOST HOTELS & RESORTS INC      COM              44107P104     4718   350000 SH  PUT  SOLE                        0   350000        0
ISHARES TR INDEX               RUSSELL 2000     464287655    30558   500000 SH  PUT  SOLE                        0   500000        0
ISHARES TR INDEX               RUSSELL 2000     464287655     2139    35000 SH       SOLE                        0    35000        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1     2304  7049000 PRN      SOLE                        0  7049000        0
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1  538034AB5     2522  3000000 PRN      SOLE                        0  3000000        0
MAXTOR CORP                    NOTE 2.375% 8/1  577729AE6    10206 10000000 PRN      SOLE                        0 10000000        0
METROPCS COMMUNICATIONS INC    COM              591708102     2627   320800 SH       SOLE                        0   320800        0
MOLINA HEALTHCARE INC          NOTE 3.750%10/0  60855RAA8     7597  8000000 PRN      SOLE                        0  8000000        0
PIONEER NAT RES CO             COM              723787107     1635    27500 SH       SOLE                        0    27500        0
PIONEER NAT RES CO             COM              723787107     4162    70000 SH  CALL SOLE                        0    70000        0
POOL CORPORATION               COM              73278L105     3288   150000 SH  PUT  SOLE                        0   150000        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4    13903 12500000 PRN      SOLE                        0 12500000        0
SANDISK CORP                   COM              80004C101     4207   100000 SH  PUT  SOLE                        0   100000        0
SPANSION INC                   COM CL A NEW     84649R200     1997   122456 SH       SOLE                        0   122456        0
SPARTAN STORES INC             NOTE 3.375% 5/1  846822AE4      983  1140000 PRN      SOLE                        0  1140000        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    30966   300000 SH  PUT  SOLE                        0   300000        0
SPRINT NEXTEL CORP             COM SER 1        852061100     1522   359000 SH       SOLE                        0   359000        0
USEC INC                       NOTE 3.000%10/0  90333EAC2    10635 14500000 PRN      SOLE                        0 14500000        0